Commitments and contingencies - Guarantees (Details) £ in Millions, $ in Millions	Dec. 31, 2018 USD ($) contract	Dec. 31, 2018 GBP (£) contract	Dec. 31, 2017 USD ($) contract	Dec. 31, 2017 GBP (£) contract
Guarantor Obligations [Line Items]
Maximum guarantee	$ 173.0		$ 912.0
Dalian
Guarantor Obligations [Line Items]
Number of newbuilding contracts | contract	2	2	8	8
Maximum guarantee	$ 400.0		$ 1,700.0
Performance Guarantee
Guarantor Obligations [Line Items]
Maximum guarantee	7.0		203.0
Performance Guarantee | Archer Limited
Guarantor Obligations [Line Items]
Maximum guarantee	0.0		8.0
Performance Guarantee | Seadrill Partners LLC
Guarantor Obligations [Line Items]
Guarantee outstanding	7.0		165.0
Performance Guarantee | SeaMex Limited
Guarantor Obligations [Line Items]
Guarantee outstanding			30.0
Guarantee in favor of banks
Guarantor Obligations [Line Items]
Maximum guarantee	165.0		698.0
Guarantee in favor of banks | Seabras Sapura
Guarantor Obligations [Line Items]
Maximum guarantee	165.0		698.0
Guarantee in favor of suppliers
Guarantor Obligations [Line Items]
Maximum guarantee	1.0		11.0
Guarantee in favor of suppliers | Archer Limited
Guarantor Obligations [Line Items]
Maximum guarantee		£ 0	10.0	£ 7
Custom Guarantee | Nigeria | Seadrill Partners LLC
Guarantor Obligations [Line Items]
Guarantee outstanding	$ 1.0		$ 1.0